SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	1 Months Ended
	Aug. 31, 2022 USD ($) charter vessel	Aug. 17, 2022 $ / shares	May 12, 2022 $ / shares	Feb. 16, 2022 $ / shares
Subsequent Event [Line Items]
Dividends payable (in usd per share)			$ 0.22	$ 0.20
Subsequent event
Subsequent Event [Line Items]
Dividends payable (in usd per share)		$ 0.23
Number of eco-design vessels | vessel	4
Number of year charters | charter	6
Vessel additions | $	$ 222.5